Note 44 Personnel Expenses Breakdown (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel expenses [Line Items]
Wages and salaries	€ 4,317	€ 3,933	€ 3,610
Social security contributions	710	668	671
Post-employment benefit expense, defined contribution plans	87	71	72
Post-employment benefit expense, defined benefit plans	43	49	49
Other employee expense	454	325	293
Employee benefits expense	€ 5,612	€ 5,046	€ 4,695